                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/06

ITEM 1.  REPORTS TO SHAREHOLDERS.

The Fund's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Government Securities Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of March 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A CLASS A, B, AND C SHARE PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. TO OBTAIN A CLASS I SHARE PROSPECTUS, CONTACT YOUR FINANCIAL ADVISOR OR DOWNLOAD ONE AT VANKAMPEN.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF THE FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 3/31/06

                            A SHARES           B SHARES           C SHARES          I SHARES
                         since 7/16/84      since 12/20/91     since 3/10/93     since 8/12/05
-----------------------------------------------------------------------------------------------
                                  W/MAX              W/MAX              W/MAX
                          W/O     4.75%      W/O     4.00%      W/O     1.00%         W/O
AVERAGE ANNUAL           SALES    SALES     SALES    SALES     SALES    SALES        SALES
TOTAL RETURNS           CHARGES   CHARGE   CHARGES   CHARGE   CHARGES   CHARGE      CHARGES

Since Inception          7.15%     6.91%    5.13%     5.13%    4.49%     4.49%       0.01%

10-year                  5.34      4.83     4.88      4.88     4.56      4.56          --

5-year                   4.18      3.17     3.39      3.13     3.40      3.40          --

1-year                   2.18     -2.68     1.62     -2.32     1.63      0.64          --

6-month                 -0.22     -4.94    -0.50     -4.41    -0.50     -1.48        0.00
-----------------------------------------------------------------------------------------------
30-day SEC Yield             4.09%              3.54%              3.55%             4.54%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and two and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. Class I shares are available for purchase exclusively by investors through (i) tax-exempt retirement plans with assets of at least $1 million (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans, defined benefit plans and non-qualified deferred compensation plans), (ii) fee-based investment programs with assets of at least $1 million and (iii) institutional clients with assets of at least $1 million. Class I shares are offered without any sales charges on purchases or sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers U.S. Government/Mortgage Index is generally representative of U.S. government treasury securities and agency mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Index data source: Bloomberg

Fund Report

FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006

MARKET CONDITIONS

As the reporting period opened, the uncertain long-term economic impact of Hurricane Katrina weighted heavily on the markets. However, as the weeks progressed, the U.S. economy demonstrated greater resiliency than many originally anticipated. The hurricane devastation and sharply higher energy prices were unable to interrupt positive economic momentum.

The first quarter of 2006 proved somewhat uneventful. As many expected, the Federal Open Market Committee (the "Fed") continued to raise the target federal funds rate in 25 basis point increments at each of its meetings, bringing the rate to 4.75 percent at the close of the reporting period. Although most measures of core inflation were at or above the high end of the Fed's acceptable inflation range, the Fed's view was that the U.S. economy remains on solid footing. Moreover, the Fed left the door open for further monetary tightening. Newly appointed Federal Reserve Board of Governors Chairman Ben S. Bernanke acknowledged some risks to the Fed's relatively contained inflation forecast and recognized the potential for upward pressure on inflation, if certain conditions persisted.

Yields in the U.S. Treasury market rose during the period, although at an uneven pace. Short-term and intermediate-term bond yields were more responsive to stronger-than-expected economic data and the Fed's tightening moves. Long-term yields also rose, albeit by smaller amounts. As a result, the yield curve (which measures the difference between the yields of short-term and longer-term bonds) flattened.

Within the government bond sector, U.S. agency bonds posted a modest return over U.S. Treasuries. Within the mortgage sector, higher-coupon, longer-dated mortgage-backed issues outperformed their lower-coupon counterparts.

PERFORMANCE ANALYSIS

The fund returned -0.22 percent for the six months ended March 31, 2006 (Class A shares, unadjusted for sales charges). In comparison, the fund's benchmark, the Lehman Brothers U.S. Government/Mortgage Index, returned 0.14 percent for the period.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2006

-----------------------------------------------------------------------------
                                                LEHMAN BROTHERS U.S.
      CLASS A   CLASS B   CLASS C   CLASS I   GOVERNMENT/MORTGAGE INDEX

      -0.22%    -0.50%    -0.50%     0.00%              0.14%
-----------------------------------------------------------------------------

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definition.

During the period, we kept the fund's overall interest-rate exposure well below that of its benchmark. This posture was beneficial as interest rates rose across the yield curve, especially in the short-term and intermediate-term portions of the curve.

For the period overall, a focus on high-coupon, slow prepaying mortgage-backed securities benefited performance as these issues outperformed their lower-coupon counterparts. In general, during periods of rising interest rates, prepayment speeds on mortgages slow, making the higher yields offered by these issues more attractive. That said, the fund's positioning in the mortgage sector tempered performance during the first quarter of 2006, when higher-coupon mortgages underperformed.

Additionally, the Fund's underweight to the agency sector contributed slightly to relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the fund in the future.

COUPON DISTRIBUTION AS OF 3/31/06
Less than 6.0                                                    65.0%
6.0-6.9                                                           9.7
7.0-7.9                                                          16.3
8.0-8.9                                                           3.1
9.0-9.9                                                           4.0
10.0 or more                                                      1.9
SECTORS AS OF 3/31/06
FNMAs                                                            32.9%
U.S. Treasuries                                                  30.6
FHLMCs                                                           20.2
GNMAs                                                             1.6
FHLBs                                                             3.5
Other                                                            10.0
                                                                -----
Total Long-Term Investments                                      98.8%
Short-Term Investments                                           16.0
Liabilities in Excess of Other Assets                           -14.8
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Coupon distribution is as a percentage of long-term investments. Sectors are as a percentage of net assets. Provided for informational purposes only and should not be deemed as a recommendation to buy securities in the sectors shown above. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling (800) 341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/1/05 - 3/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  10/1/05          3/31/06       10/1/05-3/31/06
Class A
  Actual.....................................    $1,000.00        $  997.81           $5.13
  Hypothetical...............................     1,000.00         1,019.83            5.19
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00           995.00            8.90
  Hypothetical...............................     1,000.00         1,016.03            9.00
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00           995.00            8.90
  Hypothetical...............................     1,000.00         1,016.03            9.00
  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,000.00            3.89
  Hypothetical...............................     1,000.00         1,021.03            3.93
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.03%, 1.79%, 1.79%, and 0.78% for Class A, B, C and I Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON         MATURITY             VALUE
---------------------------------------------------------------------------------------------
           ADJUSTABLE RATE MORTGAGE BACKED
           SECURITIES  8.5%
$  3,069   Federal Home Loan Mortgage
           Corp. ............................. 3.542%         07/01/34         $    2,999,038
   6,378   Federal Home Loan Mortgage
           Corp. ............................. 4.155          08/01/34              6,310,285
  22,650   Federal National Mortgage
           Association........................ 2.236          04/01/36             23,651,555
  11,113   Federal National Mortgage
           Association........................ 3.267          03/01/36             11,406,902
   3,058   Federal National Mortgage
           Association........................ 3.568          07/01/34              3,032,451
   3,983   Federal National Mortgage
           Association........................ 4.114          09/01/34              3,941,173
   3,407   Federal National Mortgage
           Association........................ 4.143          10/01/34              3,402,107
   3,385   Federal National Mortgage
           Association........................ 4.251          10/01/34              3,355,137
  10,756   Federal National Mortgage
           Association........................ 4.331          02/01/34             10,612,357
   5,654   Federal National Mortgage
           Association........................ 4.648          07/01/33              5,652,826
  12,862   Federal National Mortgage
           Association........................ 5.387          03/01/36             13,147,795
  11,036   Federal National Mortgage
           Association........................ 5.661          03/01/36             11,377,605
                                                                               --------------
           TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES.................       98,889,231
                                                                               --------------

           ASSET BACKED SECURITIES  0.9%
   8,254   Federal National Mortgage
           Association (Floating Rate)
           (REMIC)............................ 4.518          05/28/35              8,277,384
   2,132   Federal National Mortgage
           Association (Floating Rate)
           (REMIC)............................ 4.527          05/28/35              2,136,715
                                                                               --------------
           TOTAL ASSET BACKED SECURITIES....................................       10,414,099
                                                                               --------------

           COLLATERALIZED MORTGAGE
           OBLIGATIONS  15.9%
  37,350   Countrywide Alternative Loan Trust
           (Interest Only).................... 0.239          03/20/46              1,920,023
  25,680   Countrywide Alternative Loan Trust
           (Interest Only).................... 0.479          02/25/37              1,440,478
   8,000   Countrywide Alternative Loan Trust
           (Floating Rate) (a)................ 5.090          05/25/45              8,000,000
  11,918   Countrywide Home Loans (Floating
           Rate).............................. 5.118          04/25/46             11,940,795
   8,575   DSLA Mortgage Loan Trust (Floating
           Rate).............................. 4.951          04/19/47              8,575,000

 8                                             See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON         MATURITY             VALUE
---------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$    353   Federal Home Loan Banks (Interest
           Only).............................. 6.000%         02/15/29         $        1,377
   4,381   Federal Home Loan Mortgage Corp.
           (Interest Only, Inverse Floating
           Rate).............................. 3.251          03/15/32                262,746
   8,308   Federal Home Loan Mortgage Corp.
           (Floating Rate) (REMIC)............ 4.968          09/25/45              8,336,462
   5,581   Federal Home Loan Mortgage Corp.
           (Floating Rate).................... 5.348          03/15/34              5,609,319
   4,057   Federal Home Loan Mortgage Corp.
           (Interest Only) (STRIPS)........... 6.000...       05/01/31                845,650
   3,721   Federal Home Loan Mortgage Corp.
           (Interest Only).................... 6.500          05/15/33                790,066
   3,589   Federal Home Loan Mortgage Corp.
           (Interest Only) (STRIPS)........... 6.500          04/01/28                789,118
   6,784   Federal National Mortgage
           Association (Interest Only, Inverse
           Floating Rate)..................... 1.582          07/25/34                271,338
  19,352   Federal National Mortgage
           Association (Floating Rate)........ 4.868          11/25/28             19,381,210
   7,819   Federal National Mortgage
           Association (Floating Rate)........ 5.018          05/25/35              7,851,704
   8,293   Federal National Mortgage
           Association (Floating Rate)........ 5.176          12/18/32              8,369,581
     277   Federal National Mortgage
           Association (Floating Rate)
           (REMIC)............................ 5.294          03/25/09                277,882
     815   Federal National Mortgage
           Association (Interest Only)
           (REMIC)............................ 6.000          08/25/32                110,623
   7,957   Federal National Mortgage
           Association (Interest Only)........ 6.000    11/25/32 to 07/25/33        1,358,095
  20,250   Federal National Mortgage
           Association........................ 6.022          11/25/10             20,813,254
  17,518   Federal National Mortgage
           Association (Interest Only)........ 6.500    02/25/33 to 05/25/33        3,690,863
   3,651   Federal National Mortgage
           Association (Interest Only)
           (REMIC)............................ 7.000          04/25/33                815,621
   3,854   Government National Mortgage
           Association (Interest Only, Inverse
           Floating Rate) (REMIC)............. 2.649          05/16/32                146,024
   3,730   Government National Mortgage
           Association (Interest Only, Inverse
           Floating Rate) (REMIC)............. 3.249          05/16/32                245,351
  34,513   Greenpoint Mortgage Funding Trust
           (Interest Only).................... 1.145          10/25/45                873,617
  28,533   Greenpoint Mortgage Funding Trust
           (Interest Only).................... 1.207          08/25/45                940,696
  38,369   Greenpoint Mortgage Funding Trust
           (Interest Only).................... 2.073          06/25/45              1,241,011

See Notes to Financial Statements                                              9

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON         MATURITY             VALUE
---------------------------------------------------------------------------------------------
           COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$      0   Harborview Mortgage Loan Trust.....   *            03/19/37         $           87
  39,410   Harborview Mortgage Loan Trust
           (Interest Only) (Floating Rate).... 0.792%         06/19/35              1,034,511
  34,443   Harborview Mortgage Loan Trust
           (Interest Only) (Floating Rate).... 1.596          03/19/37              1,786,747
  46,143   Harborview Mortgage Loan Trust
           (Interest Only) (Floating Rate).... 1.098          05/19/35              1,211,260
  64,812   Harborview Mortgage Loan Trust
           (Interest Only) (Floating Rate).... 1.941          01/19/36              2,288,689
  24,409   Harborview Mortgage Loan Trust
           (Interest Only) (Floating Rate).... 2.260          01/19/36                868,945
  12,151   Harborview Mortgage Loan Trust
           (Floating Rate).................... 5.751          01/19/36             12,416,525
  31,914   Indymac Index Mortgage Loan Trust
           (Interest Only) (Floating Rate).... 1.057          07/25/35              1,156,872
  11,483   Residential Accredit Loans, Inc.
           (Floating Rate).................... 5.088          02/25/46             11,514,166
   7,650   Structured Asset Securities Corp.
           (Floating Rate) (a)................ 5.030          04/25/45              7,650,000
   6,598   Washington Mutual (Floating
           Rate).............................. 5.158          11/25/45              6,634,004
   7,887   Washington Mutual (Floating
           Rate).............................. 5.178...       07/25/45              7,910,900
   7,025   Washington Mutual (Floating Rate)
           (a)................................ 5.000...       05/25/45              7,013,253
  59,372   Washington Mutual (Interest
           Only).............................. 0.482          10/25/44              1,039,018
  40,766   Washington Mutual (Interest
           Only).............................. 0.610          07/25/44                764,355
  23,742   Washington Mutual (Interest
           Only).............................. 0.655          06/25/44                445,166
   6,625   Wmalt Mortgage Pass-Through
           Certificates (Floating Rate)....... 4.691          04/25/46              6,625,000
                                                                               --------------
           TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  15.9%.................      185,257,402
                                                                               --------------

           MORTGAGE BACKED SECURITIES  23.6%
     283   Federal Home Loan Mortgage
           Corp. ............................. 6.000    04/01/29 to 04/01/31          283,958
     126   Federal Home Loan Mortgage
           Corp. ............................. 6.500          03/01/26                129,501
  13,998   Federal Home Loan Mortgage
           Corp. ............................. 7.500    03/01/20 to 06/01/34       14,634,493
   1,172   Federal Home Loan Mortgage
           Corp. ............................. 8.000    07/01/24 to 10/01/31        1,248,515
       0   Federal Home Loan Mortgage
           Corp. ............................. 11.000         02/01/14                    120
  31,200   Federal Home Loan Mortgage Corp.,
           April.............................. 5.500            TBA                30,995,266
   4,385   Federal National Mortgage
           Association........................ 6.000    02/01/09 to 02/01/18        4,445,799
  31,604   Federal National Mortgage
           Association........................ 6.500    12/01/07 to 08/01/34       32,341,034
 100,532   Federal National Mortgage
           Association........................ 7.000    08/01/14 to 02/01/36      103,600,330
  17,307   Federal National Mortgage
           Association........................ 7.500    01/01/07 to 12/01/32       18,085,171

 10                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON         MATURITY             VALUE
---------------------------------------------------------------------------------------------
           MORTGAGE BACKED SECURITIES (CONTINUED)
$  1,999   Federal National Mortgage
           Association........................ 8.000%   09/01/24 to 04/01/32   $    2,132,868
      21   Federal National Mortgage
           Association........................ 11.500   05/01/15 to 03/01/19           23,504
     208   Federal National Mortgage
           Association........................ 12.000   03/01/13 to 01/01/16          227,339
  14,400   Federal National Mortgage
           Association (a).................... 0.250          04/25/36             14,872,500
     113   Federal National Mortgage
           Association (FHA/VA)............... 8.500    01/01/22 to 09/01/24          120,857
  13,600   Federal National Mortgage
           Association, April................. 4.500            TBA                12,546,000
  20,625   Federal National Mortgage
           Association, April................. 7.000            TBA                21,243,750
   1,574   Government National Mortgage
           Association........................ 6.000          12/15/28              1,596,235
   3,022   Government National Mortgage
           Association........................ 6.500    06/15/23 to 02/15/29        3,133,717
   3,374   Government National Mortgage
           Association........................ 7.000    12/15/22 to 12/15/27        3,519,322
   3,290   Government National Mortgage
           Association........................ 7.500    02/15/07 to 08/15/28        3,461,115
   2,852   Government National Mortgage
           Association........................ 8.000    07/15/07 to 10/15/25        3,036,490
   1,696   Government National Mortgage
           Association........................ 8.500    06/15/08 to 12/15/21        1,827,686
     650   Government National Mortgage
           Association........................ 9.000    12/15/17 to 12/15/19          698,088
       5   Government National Mortgage
           Association........................ 11.000   01/15/10 to 11/15/20            5,538
     535   Government National Mortgage
           Association........................ 12.000   01/15/13 to 06/15/15          600,241
     209   Government National Mortgage
           Association........................ 12.500   05/15/10 to 06/15/15          231,645
     328   Government National Mortgage
           Association II..................... 6.000          04/20/29                331,741
                                                                               --------------
           TOTAL MORTGAGE BACKED SECURITIES  23.6%..........................      275,372,823
                                                                               --------------

See Notes to Financial Statements                                             11

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED) continued

PAR
AMOUNT
(000)      DESCRIPTION                         COUPON         MATURITY             VALUE
---------------------------------------------------------------------------------------------
           UNITED STATES GOVERNMENT AGENCY
           OBLIGATIONS  19.3%
$ 43,000   Federal Home Loan Bank............. 3.000%         04/15/09         $   40,483,511
 130,865   Federal Home Loan Mortgage
           Corp. ............................. 2.750          08/15/06            129,812,584
  31,200   Federal Home Loan Mortgage
           Corp. ............................. 6.625          09/15/09             32,674,075
  10,700   Federal National Mortgage
           Association........................ 7.125          06/15/10             11,499,921
   9,155   Tennessee Valley Authority, Ser
           G.................................. 7.125          05/01/30             11,372,863
                                                                               --------------
           TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS................      225,842,954
                                                                               --------------

           UNITED STATES TREASURY
           OBLIGATIONS  30.6%
  91,100   United States Treasury Bonds....... 5.250          11/15/28             93,569,721
   8,000   United States Treasury Bonds....... 6.125          08/15/29              9,174,376
  14,500   United States Treasury Bonds....... 8.125          08/15/21             19,194,375
   1,000   United States Treasury Bonds....... 8.750          05/15/17              1,320,079
   5,000   United States Treasury Bonds (b)... 8.750          08/15/20              6,869,145
  34,000   United States Treasury Bonds....... 9.250          02/15/16             45,421,892
   7,000   United States Treasury Bonds....... 10.375         11/15/12              7,594,727
  11,000   United States Treasury Bonds....... 12.000         08/15/13             12,750,980
   1,000   United States Treasury Bonds
           (STRIPS)...........................   *            05/15/11                790,412
  27,550   United States Treasury Bonds
           (STRIPS)...........................   *            02/15/25             10,594,628
  15,500   United States Treasury Bonds
           (STRIPS)...........................   *            02/15/27              5,441,492
  54,565   United States Treasury Notes (a)... 3.875          02/15/13             51,465,926
  39,000   United States Treasury Notes....... 4.000          11/15/12             37,132,290
  57,000   United States Treasury Notes....... 4.750          05/15/14             56,519,091
                                                                               --------------
           TOTAL UNITED STATES TREASURY OBLIGATIONS.........................      357,839,134
                                                                               --------------
TOTAL LONG-TERM INVESTMENTS  98.8%
  (Cost $1,166,033,037).....................................................    1,153,615,643
                                                                               --------------

                                               SHORT-TERM INVESTMENTS  16.0%
REPURCHASE AGREEMENT  8.7%
State Street Bank & Trust Co. ($101,117,000 par collateralized by U.S.
Government obligations in a pooled cash account, interest rate of 4.72%,
dated 03/31/06, to be sold on 04/03/06 at $101,156,773).....................      101,117,000
                                                                               --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED) continued

DESCRIPTION                                                                           VALUE
------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  7.3%
Federal Home Loan Discount Note ($23,655,000 par, yielding 4.624%, 06/07/06
maturity)......................................................................   $   23,453,199
Federal Home Loan Discount Note ($10,015,000 par, yielding 4.636%, 06/12/06
maturity)......................................................................        9,922,992
Federal Home Loan Discount Note ($24,750,000 par, yielding 4.674%, 06/30/06
maturity)......................................................................       24,464,138
Federal National Mortgage Association Discount Note ($28,320,000 par, yielding
4.674%, 06/30/06 maturity).....................................................       27,992,904
                                                                                  --------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS..............................       85,833,233
                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS  16.0%
  (Cost $186,950,233)..........................................................      186,950,233
                                                                                  --------------

TOTAL INVESTMENTS  114.8%
  (Cost $1,352,983,270)........................................................    1,340,565,876
LIABILITIES IN EXCESS OF OTHER ASSETS  (14.8%).................................     (173,077,764)
                                                                                  --------------

NET ASSETS  100.0%.............................................................   $1,167,488,112
                                                                                  ==============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

*   Zero Coupon Bond

(a) All or a portion of these securities were purchased on a when-issued or delayed delivery basis.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

REMIC--Real Estate Mortgage Investment Conduits

STRIPS--Separate Trading of Registered Interest and Principal of Securities

TBA--To be announced, maturity date has not yet been established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

See Notes to Financial Statements                                             13

VAN KAMPEN GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED) continued

FUTURES CONTRACTS OUTSTANDING AS OF MARCH 31, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
                                                              ---------    -------------
LONG CONTRACTS:
U.S. Treasury Bonds Futures June 2006 (Current Notional
  Value of $109,156 per contract)...........................      325       $(1,066,476)
U.S. Treasury Notes 10-Year Futures June 2006 (Current
  Notional Value of $106,391 per contract)..................    1,248        (1,319,377)
SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures June 2006 (Current
  Notional Value of $203,859 per contract)..................      754           403,332
U.S. Treasury Notes 5-Year Futures June 2006 (Current
  Notional Value of $104,438 per contract)..................    1,034           838,094
                                                                -----       -----------
                                                                3,361       $(1,144,427)
                                                                =====       ===========

 14                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2006 (Unaudited)

ASSETS:
Total Investments (Cost $1,352,983,270).....................  $1,340,565,876
Cash........................................................           2,865
Receivables:
  Investments Sold..........................................      27,361,521
  Interest..................................................       9,777,914
  Fund Shares Sold..........................................         562,725
Other.......................................................         646,953
                                                              --------------
    Total Assets............................................   1,378,917,854
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     206,566,063
  Fund Shares Repurchased...................................       2,055,192
  Income Distributions......................................         903,022
  Distributor and Affiliates................................         551,592
  Investment Advisory Fee...................................         536,977
  Variation Margin on Futures...............................           8,250
Trustees' Deferred Compensation and Retirement Plans........         453,771
Accrued Expenses............................................         354,875
                                                              --------------
    Total Liabilities.......................................     211,429,742
                                                              --------------
NET ASSETS..................................................  $1,167,488,112
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,310,761,422
Accumulated Undistributed Net Investment Income.............      (8,164,119)
Net Unrealized Depreciation.................................     (13,561,821)
Accumulated Net Realized Loss...............................    (121,547,370)
                                                              --------------
NET ASSETS..................................................  $1,167,488,112
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,056,656,660 and 105,310,456 shares of
    beneficial interest issued and outstanding).............  $        10.03
    Maximum sales charge (4.75%* of offering price).........             .50
                                                              --------------
    Maximum offering price to public........................  $        10.53
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $86,287,359 and 8,622,590 shares of
    beneficial interest issued and outstanding).............  $        10.01
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,277,736 and 1,932,402 shares of
    beneficial interest issued and outstanding).............  $         9.98
                                                              ==============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $5,266,357 and 525,121 shares of
    beneficial interest issued and outstanding).............  $        10.03
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             15

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended March 31, 2006 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 29,491,694
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,251,730
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, and C of $1,369,243, $481,001, and $105,112,
  respectively).............................................     1,955,356
Shareholder Services........................................       960,154
Custody.....................................................       160,721
Trustees' Fees and Related Expenses.........................        28,570
Legal.......................................................        22,199
Other.......................................................       316,464
                                                              ------------
    Total Expenses..........................................     6,695,194
    Less Credits Earned on Cash Balances....................        59,440
                                                              ------------
    Net Expenses............................................     6,635,754
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 22,855,940
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (5,560,139)
  Futures...................................................     4,789,182
                                                              ------------
Net Realized Loss...........................................      (770,957)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    10,698,059
                                                              ------------
  End of the Period:
    Investments.............................................   (12,417,394)
    Futures.................................................    (1,144,427)
                                                              ------------
                                                               (13,561,821)
                                                              ------------
Net Unrealized Depreciation During the Period...............   (24,259,880)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(25,030,837)
                                                              ============
NET DECREASE IN NET ASSETS FROM OPERATIONS..................  $ (2,174,897)
                                                              ============

 16                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                           FOR THE              FOR THE
                                                       SIX MONTHS ENDED        YEAR ENDED
                                                        MARCH 31, 2006     SEPTEMBER 30, 2005
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $   22,855,940       $   40,723,124
Net Realized Gain/Loss...............................         (770,957)             168,666
Net Unrealized Depreciation During the Period........      (24,259,880)          (2,622,413)
                                                        --------------       --------------
Change in Net Assets from Operations.................       (2,174,897)          38,269,377
                                                        --------------       --------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (23,471,971)         (43,559,696)
  Class B Shares.....................................       (1,700,226)          (3,897,938)
  Class C Shares.....................................         (375,516)            (731,741)
  Class I Shares.....................................         (128,114)             (30,550)
                                                        --------------       --------------
Total Distributions..................................      (25,675,827)         (48,219,925)
                                                        --------------       --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................      (27,850,724)          (9,950,548)
                                                        --------------       --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................       57,773,946          162,149,121
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       19,264,520           35,451,637
Cost of Shares Repurchased...........................     (161,475,223)        (248,938,940)
                                                        --------------       --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...      (84,436,757)         (51,338,182)
                                                        --------------       --------------
TOTAL DECREASE IN NET ASSETS.........................     (112,287,481)         (61,288,730)
NET ASSETS:
Beginning of the Period..............................    1,279,775,593        1,341,064,323
                                                        --------------       --------------
End of the Period (Including accumulated
  undistributed net investment income of $(8,164,119)
  and $(5,344,232), respectively)....................   $1,167,488,112       $1,279,775,593
                                                        ==============       ==============

See Notes to Financial Statements                                             17

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                            SIX MONTHS
                              ENDED                       YEAR ENDED SEPTEMBER 30,
CLASS A SHARES              MARCH 31,     --------------------------------------------------------
                               2006         2005        2004        2003      2002 (b)      2001
                            ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF THE PERIOD............  $  10.27     $  10.35    $  10.50    $  10.79    $  10.41    $   9.77
                             --------     --------    --------    --------    --------    --------
  Net Investment Income....       .19(a)       .34(a)      .31(a)      .32(a)      .38(a)      .54
  Net Realized and
    Unrealized Gain/Loss...      (.21)        (.03)       (.05)       (.10)        .50         .61
                             --------     --------    --------    --------    --------    --------
Total from Investment
  Operations...............      (.02)         .31         .26         .22         .88        1.15
Less Distributions from Net
  Investment Income........       .22          .39         .41         .51         .50         .51
                             --------     --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD...................  $  10.03     $  10.27    $  10.35    $  10.50    $  10.79    $  10.41
                             ========     ========    ========    ========    ========    ========

Total Return (c)...........     -.22%*       3.08%       2.60%       2.09%       8.76%      12.07%
Net Assets at End of the
  Period (In millions).....  $1,056.7     $1,133.1    $1,171.8    $1,323.8    $1,467.9    $1,361.8
Ratio of Expenses to
  Average Net Assets.......     1.03%        1.03%       1.00%        .99%        .99%       1.02%
Ratio of Net Investment
  Income to Average Net
  Assets...................     3.84%        3.25%       3.03%       3.04%       3.69%       5.41%
Portfolio Turnover (d).....      110%*        189%        268%        360%         97%         65%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $.13, increase net realized and unrealized gains and losses per share by $.13, and decrease the ratio of net investment income to average net assets from 4.93% to 3.69%. Per share, ratios, and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended September 30, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

 18                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                   SIX MONTHS
                                     ENDED                   YEAR ENDED SEPTEMBER 30,
CLASS B SHARES                     MARCH 31,     ------------------------------------------------
                                      2006        2005      2004      2003     2002 (b)     2001
                                   --------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..........................   $10.24      $10.31    $10.47    $10.76     $10.40     $ 9.76
                                     ------      ------    ------    ------     ------     ------
  Net Investment Income (a).......      .15         .25       .23       .24        .30        .47
  Net Realized and Unrealized
    Gain/Loss.....................     (.20)       (.00)     (.05)     (.10)       .49        .61
                                     ------      ------    ------    ------     ------     ------
Total from Investment
  Operations......................     (.05)        .25       .18       .14        .79       1.08
Less Distributions from Net
  Investment Income...............      .18         .32       .34       .43        .43        .44
                                     ------      ------    ------    ------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD..........................   $10.01      $10.24    $10.31    $10.47     $10.76     $10.40
                                     ======      ======    ======    ======     ======     ======

Total Return (c)..................    -.50%*      2.42%     1.73%     1.36%      7.81%     11.35%
Net Assets at End of the Period
  (In millions)...................   $ 86.3      $118.3    $139.4    $192.1     $203.0     $104.9
Ratio of Expenses to Average Net
  Assets..........................    1.79%       1.78%     1.76%     1.75%      1.75%      1.77%
Ratio of Net Investment Income to
  Average Net Assets..............    3.06%       2.48%     2.27%     2.28%      2.93%      4.66%
Portfolio Turnover (d)............     110%*       189%      268%      360%        97%        65%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $.13, increase net realized and unrealized gains and losses per share by $.13, and decrease the ratio of net investment income to average net assets from 4.17% to 2.93%. Per share, ratios, and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second years of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended September 30, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

See Notes to Financial Statements                                             19

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                    SIX MONTHS
                                      ENDED                  YEAR ENDED SEPTEMBER 30,
CLASS C SHARES                      MARCH 31,    ------------------------------------------------
                                       2006       2005      2004      2003     2002 (b)     2001
                                    -------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...........................   $10.21     $10.28    $10.44    $10.73     $10.37     $ 9.74
                                      ------     ------    ------    ------     ------     ------
  Net Investment Income (a)........      .16        .25       .23       .24        .29        .47
  Net Realized and Unrealized
    Gain/Loss......................     (.21)      (.00)     (.05)     (.10)       .50        .60
                                      ------     ------    ------    ------     ------     ------
Total from Investment Operations...     (.05)       .25       .18       .14        .79       1.07
Less Distributions from Net
  Investment Income................      .18        .32       .34       .43        .43        .44
                                      ------     ------    ------    ------     ------     ------
NET ASSET VALUE, END OF THE
  PERIOD...........................   $ 9.98     $10.21    $10.28    $10.44     $10.73     $10.37
                                      ======     ======    ======    ======     ======     ======

Total Return (c)...................    -.50%*     2.42%     1.73%     1.36%      7.84%     11.27%
Net Assets at End of the Period (In
  millions)........................   $ 19.3     $ 22.3    $ 29.8    $ 43.1     $ 48.5     $ 25.6
Ratio of Expenses to Average Net
  Assets...........................    1.79%      1.78%     1.76%     1.75%      1.75%      1.76%
Ratio of Net Investment Income to
  Average Net Assets...............    3.07%      2.48%     2.27%     2.28%      2.93%      4.67%
Portfolio Turnover (d).............     110%*      189%      268%      360%        97%        65%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) As required, effective October 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $.13, increase net realized and unrealized gains and losses per share by $.13, and decrease the ratio of net investment income to average net assets from 4.17% to 2.93%. Per share, ratios, and supplemental data for periods prior to September 30, 2002 have not been restated to reflect this change in presentation.

(c) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended September 30, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

 20                                            See Notes to Financial Statements

VAN KAMPEN GOVERNMENT SECURITIES FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS      AUGUST 12, 2005
                                                               ENDED        (COMMENCEMENT OF
CLASS I SHARES                                               MARCH 31,       OPERATIONS) TO
                                                               2006        SEPTEMBER 30, 2005
                                                            ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD..................    $10.26             $10.31
                                                              ------             ------
  Net Investment Income (a)...............................       .21                .05
  Net Realized and Unrealized Loss........................      (.21)              (.05)
                                                              ------             ------
Total from Investment Operations..........................      (.00)               .00
Less Distributions from Net Investment Income.............       .23                .05
                                                              ------             ------
NET ASSET VALUE, END OF THE PERIOD........................    $10.03             $10.26
                                                              ======             ======

Total Return (b)..........................................      .00%*              .01%*
Net Assets at End of the Period (In millions).............    $  5.3             $  6.1
Ratio of Expenses to Average Net Assets...................      .78%               .78%
Ratio of Net Investment Income to Average Net Assets......     4.07%              3.53%
Portfolio Turnover (c)....................................      110%*              189%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. The Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales.

See Notes to Financial Statements                                             21

VAN KAMPEN GOVERNMENT SECURITIES

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Government Securities Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide high current return consistent with preservation of capital. The Fund commenced investment operations on July 16, 1984. The Fund offers Class A Shares, Class B Shares, Class C Shares and Class I Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service based upon the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets having an aggregate value at least equal to the amount of the when-issued, delayed delivery, or forward purchase commitments until payment is made. At March 31, 2006, the Fund has $206,566,063 of when-issued, delayed delivery, or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to

VAN KAMPEN GOVERNMENT SECURITIES

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED) continued

the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discount is accreted and premium is amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At September 30, 2005, the Fund had an accumulated capital loss carryforward for tax purposes of $110,347,640 which will expire according to the following schedule.

AMOUNT                                                            EXPIRATION
$ 2,532,339.................................................  September 30, 2007
 68,199,339.................................................  September 30, 2008
 27,261,758.................................................  September 30, 2009
 12,354,204.................................................  September 30, 2013

    At March 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $1,369,109,660
                                                              ==============
Gross tax unrealized appreciation...........................  $    4,325,669
Gross tax unrealized depreciation...........................     (32,869,453)
                                                              --------------
Net tax unrealized depreciation on investments..............  $  (28,543,784)
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the year ended September 30, 2005 was as follows:

Distributions paid from:
Ordinary income.............................................  $48,369,162
Long-term capital gain......................................          -0-
                                                              -----------
                                                              $48,369,162
                                                              ===========

VAN KAMPEN GOVERNMENT SECURITIES

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED) continued

    As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $3,850,774

    The difference between book basis and tax basis undistributed net investment income is attributable primarily to the difference between book and tax amortization methods for premium.

    Net realized gains and losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sales transactions and straddle positions.

F. EXPENSE REDUCTIONS During the six months ended March 31, 2006, the Fund's custody fee was reduced by $59,440 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee, payable monthly, as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $1 billion............................................     .540%
Next $1 billion.............................................     .515
Next $1 billion.............................................     .490
Next $1 billion.............................................     .440
Next $1 billion.............................................     .390
Next $1 billion.............................................     .340
Next $1 billion.............................................     .290
Over $7 billion.............................................     .240

    For the six months ended March 31, 2006, the Fund recognized expenses of approximately $22,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

    Under separate Accounting Services and Chief Compliance Officer ("CCO") Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended March 31, 2006, the Fund recognized expenses of approximately $30,900, representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Other" expenses on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended March 31, 2006, the Fund recognized expenses of approximately $758,700 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

VAN KAMPEN GOVERNMENT SECURITIES

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED) continued

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $302,176 are included in "Other" assets on the Statement of Assets and Liabilities at March 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the six months ended March 31, 2006, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $50,000 and CDSC on redeemed shares of approximately $90,900. Sales charges do not represent expenses of the Fund.

3. CAPITAL TRANSACTIONS

For the six months ended March 31, 2006 and the year ended September 30, 2005, transactions were as follows:

                                            FOR THE                         FOR THE
                                        SIX MONTHS ENDED                   YEAR ENDED
                                         MARCH 31, 2006                SEPTEMBER 30, 2005
                                  ----------------------------    ----------------------------
                                    SHARES           VALUE          SHARES           VALUE
Sales:
  Class A.......................    4,843,517    $  49,278,645     12,730,922    $ 131,363,692
  Class B.......................      600,833        6,095,148      1,873,807       19,287,344
  Class C.......................      212,200        2,150,068        507,981        5,213,863
  Class I.......................       24,591          250,085        609,508        6,284,222
                                  -----------    -------------    -----------    -------------
Total Sales.....................    5,681,141    $  57,773,946     15,722,218    $ 162,149,121
                                  ===========    =============    ===========    =============
Dividend Reinvestment:
  Class A.......................    1,709,581    $  17,371,681      3,045,828    $  31,445,660
  Class B.......................      144,456        1,464,989        331,085        3,407,105
  Class C.......................       29,647          299,736         55,385          568,321
  Class I.......................       12,610          128,114          2,964           30,551
                                  -----------    -------------    -----------    -------------
Total Dividend Reinvestment.....    1,896,294    $  19,264,520      3,435,262    $  35,451,637
                                  ===========    =============    ===========    =============
Repurchases:
  Class A.......................  (11,604,881)   $(118,099,060)   (18,669,990)   $(192,676,778)
  Class B.......................   (3,670,973)     (37,301,161)    (4,178,713)     (42,984,669)
  Class C.......................     (490,478)      (4,963,239)    (1,279,554)     (13,121,038)
  Class I.......................     (109,389)      (1,111,763)       (15,163)        (156,455)
                                  -----------    -------------    -----------    -------------
Total Repurchases...............  (15,875,721)   $(161,475,223)   (24,143,420)   $(248,938,940)
                                  ===========    =============    ===========    =============

VAN KAMPEN GOVERNMENT SECURITIES

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED) continued

4. REDEMPTION FEE

The Fund assesses a 2% redemption fee on the proceeds of Fund shares that are redeemed (either by sale or exchange) within seven days of purchase. The redemption fee is paid directly to the Fund. For the six months ended March 31, 2006, the Fund received redemption fees of approximately $600, which are reported as part of "Cost of Shares Repurchased" on the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $226,540,942 and $205,310,043, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $1,162,363,684 and $1,120,945,627, respectively.

6. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Fund.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN GOVERNMENT SECURITIES

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED) continued

    Transactions in futures contracts for the six months ended March 31, 2006, were as follows:

                                                              CONTRACTS
Outstanding at September 30, 2005...........................     3,860
Futures Opened..............................................     9,529
Futures Closed..............................................   (10,028)
                                                               -------
Outstanding at March 31, 2006...............................     3,361
                                                               =======

B. INDEXED SECURITIES An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Fund are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class A Shares, Class B Shares and Class C Shares to compensate the Distributor for the distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to .25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets. These fees are accrued daily and paid to the Distributor monthly.

    The amount of distribution expenses incurred by the Distributor and not yet reimbursed ("unreimbursed receivable") was approximately $31,100,100 and $1,611,400 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, the distribution fee is reduced.

8. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. Plaintiffs filed a Motion for Leave to file a Supplemental Pleading

VAN KAMPEN GOVERNMENT SECURITIES

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (UNAUDITED) continued

that would, among other things, expand the allegations and alleged class. The defendants moved to dismiss this action, which motion was granted in its entirety. Additionally, plaintiffs' Motion for Leave to file a Supplemental Pleading was denied. This matter is now concluded.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff sought leave to file a second amended derivative complaint that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, pursuant to an agreement between the parties, the plaintiff's proposed second amended derivative complaint was withdrawn and the allegations regarding market timing and late trading asserted therein were filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court. Additionally, plaintiff's initial complaint regarding allegations of economic incentives was stayed pending certain procedural developments.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. Defendants' motion to dismiss in the market timing litigation was granted in part and denied in part, and defendants filed a motion for reconsideration of the Court's decision to uphold certain of the plaintiff's claims. Additionally, plaintiff and the named Trustees entered into a tolling agreement. The tolling agreement dismisses the Trustees from the action without prejudice in exchange for tolling all claims against the Trustees.

    While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

9. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN GOVERNMENT SECURITIES FUND

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

J. DAVID GERMANY
Vice President

DENNIS SHEA
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

PHILLIP G. GOFF
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Government Securities Fund

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                              1 Parkview Plaza
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555

                                                             www.vankampen.com

                  Copyright (C)2006 Van Kampen Funds Inc. All rights reserved.
                                                             Member NASD/SIPC.

                                                                  29, 129, 229
                                                                 GOVT SAR 5/06
  (VAN KAMPEN INVESTMENTS SHINE LOGO)                       RA06-00368P-Y03/06

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(1)  Code of Ethics -- Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT. (2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Van Kampen Government Securities Fund


By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

By:  /s/ Phillip G. Goff
     ----------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006